SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 MYR (RM)	Jun. 12, 2023 USD ($)	Jun. 12, 2023 MYR (RM)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 MYR (RM)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 MYR (RM)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 MYR (RM)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 MYR (RM)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 MYR (RM)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 MYR (RM)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)	Jun. 19, 2022 USD ($)	Jun. 19, 2022 MYR (RM)
Speedprop Global Sdn Bhd [Member]
Contract price																					$ 2,300,000	RM 10,800,000
Prepayments	$ 1,679,663	RM 7,884,000															$ 1,206,757	RM 5,594,400
Waiver for unpaid balance													$ 500,000	RM 2,000,000							$ 600,000	RM 2,900,000
ARX Media Sdn Bhd [Member]
Contract price	1,100,000	5,000,000.0	$ 3,200,000	RM 15,000,000.0											$ 47,200,000	RM 218,750,000			$ 2,900,000	RM 13,500,000
Prepayments	2,400,000	11,400,000
ARX Media Sdn Bhd [Member] | First Installment [Member]
Prepayments	25,200,000	111,000,000.0
ARX Media Sdn Bhd [Member] | Second Installment [Member]
Prepayments	$ 18,130,000	RM 80,000,000.0
Boring Lark Sdn Bhd [Member]
Contract price													$ 2,200,000	RM 10,000,000
Prepayments									$ 1,700,000	RM 8,000,000
Teclutions Sdn Bhd [Member]
Contract price							$ 200,000	RM 1,000,000			$ 100,000	RM 600,000
Prepayments							$ 200,000	RM 900,000
Prepayments					$ 100,000	RM 500,000